Costs - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries
Costs
Average number of employees	31,048	31,136	31,573
Subsidiaries | Senior Managers
Costs
Average number of employees	993	1,014	999
Subsidiaries | Junior Managers
Costs
Average number of employees	9,280	9,267	9,095
Subsidiaries | Employees
Costs
Average number of employees	15,995	15,945	16,220
Subsidiaries | Workers
Costs
Average number of employees	4,780	4,910	5,259
Joint operations
Costs
Average number of employees	726	741	745
Joint operations | Senior Managers
Costs
Average number of employees	17	16	17
Joint operations | Junior Managers
Costs
Average number of employees	73	77	84
Joint operations | Employees
Costs
Average number of employees	349	361	361
Joint operations | Workers
Costs
Average number of employees	287	287	283